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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Select Funds

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron Partners Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (119.62%)
Consumer Discretionary (43.55%)
	Automobile Manufacturers (14.69%)
1,110,000	Tesla, Inc. [1]	$236,819,490	$295,404,300

	Casinos & Gaming (0.56%)
380,787	Red Rock Resorts, Inc., Cl A	9,150,312	11,149,443

	Hotels, Resorts & Cruise Lines (11.18%)
2,600,000	Hyatt Hotels Corp., Cl A	72,054,423	198,276,000
500,000	Norwegian Cruise Line Holdings Ltd. [1,2]	23,556,905	26,485,000

		95,611,328	224,761,000

	Internet & Direct Marketing Retail (1.80%)
25,000	Amazon.com, Inc. [1]	34,931,003	36,183,500

	Leisure Facilities (10.21%)
925,800	Vail Resorts, Inc.	27,801,851	205,249,860

	Movies & Entertainment (5.11%)
5,350,000	Manchester United plc, Cl A [2]	91,115,472	102,720,000

Total Consumer Discretionary		495,429,456	875,468,103

Financials (25.39%)
	Financial Exchanges & Data (7.64%)
770,000	FactSet Research Systems, Inc.	50,187,585	153,553,400
	Investment Banking & Brokerage (7.53%)
2,900,000	The Charles Schwab Corp.	50,169,841	151,438,000
	Property & Casualty Insurance (10.22%)
2,400,000	Arch Capital Group Ltd. [1,2]	31,929,992	205,416,000

Total Financials		132,287,418	510,407,400

Health Care (8.57%)
	Health Care Equipment (8.57%)
900,000	IDEXX Laboratories, Inc. [1]	39,330,858	172,251,000

Industrials (20.14%)
	Research & Consulting Services (15.79%)
875,000	CoStar Group, Inc. [1]	104,342,327	317,345,000

	Trading Companies & Distributors (4.35%)
900,000	Air Lease Corp.	28,803,158	38,358,000
900,000	Fastenal Co.	39,285,653	49,131,000

		68,088,811	87,489,000

Total Industrials		172,431,138	404,834,000

Information Technology (16.34%)
	Application Software (4.52%)
1,125,000	Guidewire Software, Inc. [1]	87,934,379	90,933,750

	Internet Software & Services (6.85%)
774,629	Benefitfocus, Inc. [1]	25,012,214	18,900,948
2,200,000	Zillow Group, Inc., Cl A [1]	85,746,775	118,800,000

		110,758,989	137,700,948

	IT Consulting & Other Services (4.97%)
850,000	Gartner, Inc. [1]	94,205,471	99,977,000

Total Information Technology		292,898,839	328,611,698

Shares		Cost	Value
Common Stocks (continued)
Real Estate (5.63%)
	Hotel & Resort REITs (0.50%)
382,727	MGM Growth Properties LLC, Cl A	$7,926,651	$10,157,575

	Office REITs (1.80%)
985,000	Douglas Emmett, Inc.	28,365,543	36,208,600

	Specialized REITs (3.33%)
2,000,000	Gaming & Leisure Properties, Inc.	60,818,621	66,940,000

Total Real Estate		97,110,815	113,306,175

Total Common Stocks		1,229,488,524	2,404,878,376

Private Common Stocks (2.04%)
Industrials (2.04%)
	Aerospace & Defense (2.04%)
221,631	Space Exploration Technologies Corp., Cl A [1,3,4,5]	29,920,185	36,110,339
30,221	Space Exploration Technologies Corp., Cl C [1,3,4,5]	4,079,835	4,923,907

		34,000,020	41,034,246

Private Preferred Stocks (2.52%)
Industrials (2.52%)
	Aerospace & Defense (2.52%)
311,111	Space Exploration Technologies Corp., Cl H [1,3,4,5]	41,999,986	50,689,315

Private Partnerships (0.01%)
Financials (0.01%)
	Asset Management & Custody Banks (0.01%)
7,579,130	Windy City Investments Holdings, L.L.C. [1,3,4,5]	$0	$197,058

Total Investments (124.19%)		$1,305,488,530	2,496,798,995

Liabilities Less Cash and Other Assets (-24.19%)			(486,392,170)

Net Assets			$2,010,406,825

Retail Shares (Equivalent to $50.42 per share based on 21,717,547 shares outstanding)			$1,094,996,698

Institutional Shares (Equivalent to $51.47 per share based on 15,261,061 shares outstanding)			$785,506,410

R6 Shares (Equivalent to $51.47 per share based on 2,523,704 shares outstanding)			$129,903,717

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2018, the market value of restricted and fair valued securities amounted to $91,920,619 or 4.57% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (90.49%)
Consumer Discretionary (56.40%)
	Automobile Manufacturers (12.27%)
90,000	Tesla, Inc.[1]	$20,342,221	$23,951,700
	Casinos & Gaming (3.82%)
254,939	Red Rock Resorts, Inc., Cl A	5,783,325	7,464,614
	Hotels, Resorts & Cruise Lines (19.43%)
150,000	Choice Hotels International, Inc.	5,080,139	12,022,500
340,000	Hyatt Hotels Corp., Cl A	12,201,302	25,928,400

		17,281,441	37,950,900

	Leisure Facilities (15.47%)
136,230	Vail Resorts, Inc.	8,272,836	30,202,191
	Movies & Entertainment (5.41%)
550,000	Manchester United plc, Cl A2	8,719,506	10,560,000

Total Consumer Discretionary		60,399,329	110,129,405

Financials (12.04%)
	Financial Exchanges & Data (7.66%)
75,000	FactSet Research Systems, Inc.	5,828,282	14,956,500
	Property & Casualty Insurance (4.38%)
100,000	Arch Capital Group Ltd.[1,2]	1,800,055	8,559,000

Total Financials		7,628,337	23,515,500

Health Care (2.02%)
	Biotechnology (2.02%)
200,000	Denali Therapeutics, Inc.[1]	4,389,113	3,938,000

Industrials (13.00%)
	Research & Consulting Services (13.00%)
70,000	CoStar Group, Inc.[1]	12,744,374	25,387,600

Information Technology (7.03%)
	Application Software (4.22%)
101,870	Guidewire Software, Inc.[1]	4,816,691	8,234,152
	Internet Software & Services (2.81%)
225,000	Benefitfocus, Inc.[1]	5,980,203	5,490,000

Total Information Technology		10,796,894	13,724,152

Total Common Stocks		95,958,047	176,694,657

Private Common Stocks (1.98%)
Industrials (1.98%)
	Aerospace & Defense (1.98%)
20,859	Space Exploration Technologies Corp., Cl A1,3,4,6	2,815,965	3,398,557
2,844	Space Exploration Technologies Corp., Cl C1,3,4,6	383,940	463,373

		3,199,905	3,861,930

Shares		Cost	Value
Preferred Stocks (4.42%)

Telecommunication Services (4.42%)
	Alternative Carriers (4.42%)
22,300	Iridium Communications, Inc., Series B, 6.75% [5]	$5,814,082	$8,616,274

Private Preferred Stocks (2.47%)
Industrials (2.47%)
	Aerospace & Defense (2.47%)
29,630	Space Exploration Technologies Corp., Cl H1,3,4,6
		4,000,050	4,827,616

Principal Amount
Short Term Investments (0.53%)
$1,038,348	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2018, 0.28% due 4/2/2018; Proceeds at maturity – $1,038,381; (Fully collateralized by $1,085,000 U.S. Treasury Note, 2.25% due 11/15/2024; Market value – $1,063,786)[5]	1,038,348	1,038,348

Total Investments (99.89%)		$110,010,432	195,038,825

Cash and Other Assets Less Liabilities (0.11%)			214,481

Net Assets			$195,253,306

Retail Shares (Equivalent to $15.53 per share based on 2,633,043 shares outstanding)			$40,901,191

Institutional Shares (Equivalent to $15.83 per share based on 4,181,422 shares outstanding)			$66,194,798

R6 Shares (Equivalent to $15.84 per share based on 5,566,323 shares outstanding)			$88,157,317

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	At March 31, 2018, the market value of restricted and fair valued securities amounted to $8,689,546 or 4.45% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (88.53%)
Argentina (2.48%)
128,371	Bolsas y Mercados Argentinos SA1,2	$1,234,999	$2,534,878
108,200	YPF SA, ADR	2,367,825	2,339,284

Total Argentina		3,602,824	4,874,162

Australia (2.15%)
76,169	Domino’s Pizza Enterprises Ltd.[2]	1,804,376	2,454,342
349,982	NEXTDC Ltd.[1,2]	1,668,267	1,777,835

Total Australia		3,472,643	4,232,177

Belgium (0.86%)
19,500	KBC Group NV 2	1,517,833	1,698,037

Brazil (2.55%)
84,280	Pagseguro Digital Ltd., Cl A1	1,861,926	3,229,610
85,000	Smiles Fidelidade SA	1,172,858	1,789,365

Total Brazil		3,034,784	5,018,975

Canada (5.09%)
80,000	BlackBerry Ltd.[1]	935,587	920,000
6,900	Constellation Software, Inc.	1,621,716	4,681,674
213,189	Encana Corp.	2,330,384	2,345,079
59,500	Suncor Energy, Inc.	2,036,947	2,055,130

Total Canada		6,924,634	10,001,883

China (8.63%)
15,800	Alibaba Group Holding Limited, ADR[1]	1,302,613	2,899,932
9,002	Baidu, Inc., ADR[1]	1,681,078	2,009,156
12,669	Bitauto Holdings Ltd., ADR[1]	380,751	267,949
2,248,000	China Construction Bank Corp., Cl H2	2,563,339	2,348,045
870,171	Haitong Securities Co., Ltd., Cl H2	1,445,094	1,159,033
1,821,374	Kingdee International Software Group Co. Ltd.[1,2]	324,978	1,855,316
44,900	TAL Education Group, ADR[1]	396,883	1,665,341
61,800	Tencent Holdings Ltd.[2]	165,912	3,317,396
68,000	Zai Lab Ltd., ADR[1]	1,581,540	1,451,800

Total China		9,842,188	16,973,968

France (6.80%)
26,000	BNP Paribas SA2	1,705,416	1,928,178
42,400	Danone SA2	3,398,133	3,437,887
7,000	Eurofins Scientific SE2	682,394	3,688,814
7,600	LVMH Moet Hennessy Louis Vuitton SE2	1,851,119	2,342,116
76,000	Vivendi SA2	1,797,149	1,971,044

Total France		9,434,211	13,368,039

Germany (4.85%)
25,925	Fresenius Medical Care Ag & Co.[2]	2,213,952	2,647,791
11,000	Linde AG2	2,420,457	2,293,063
154,600	RIB Software SE2	1,294,712	3,294,437
16,000	Symrise AG2	344,445	1,288,311

Total Germany		6,273,566	9,523,602

Shares		Cost	Value
Common Stocks (continued)
Hong Kong (0.58%)
1,424,400	Man Wah Holdings Ltd.[2]	$1,334,123	$1,136,100

India (4.81%)
79,362	Divi’s Laboratories Ltd.[2]	935,557	1,337,133
1,089,785	JM Financial Limited.[2]	1,484,473	2,184,343
211,376	Manpasand Beverages Ltd.[2]	1,349,770	1,210,194
14,300	Maruti Suzuki India Ltd.[2]	1,219,269	1,953,666
435,000	Tata Global Beverages Ltd.[2]	2,169,026	1,743,903
70,000	Titan Co. Ltd.[2]	1,013,568	1,016,447

Total India		8,171,663	9,445,686

Indonesia (0.47%)
2,251,400	PT Tower Bersama Infrastructure Tbk[2]	962,494	913,143

Ireland (1.39%)
22,275	Ryanair Holdings plc, ADR[1]	1,047,308	2,736,484

Israel (3.73%)
46,255	Mellanox Technologies Ltd.[1]	2,007,124	3,369,677
49,759	Wix.com Ltd.[1]	2,781,066	3,958,328

Total Israel		4,788,190	7,328,005

Italy (1.55%)
145,599	UniCredit SpA[1,2]	2,667,469	3,043,183

Japan (18.75%)
10,000	FANUC Corp.[2]	1,290,734	2,573,531
4,150	KEYENCE CORPORATION[2]	2,199,888	2,592,330
22,900	KOSÈ Corporation[2]	2,769,699	4,814,101
494,000	Mitsubishi UFJ Financial Group, Inc., ADR	3,349,665	3,280,160
41,000	MonotaRO Co. Ltd.[2]	764,156	1,451,071
134,500	Recruit Holdings Co. Ltd.[2]	2,632,117	3,371,057
84,200	SMS Co. Ltd.[2]	2,399,340	3,593,493
24,300	SoftBank Group Corp.[2]	868,149	1,812,568
42,500	Sony Corp., ADR	1,358,688	2,054,450
92,100	Square Enix Holdings Co. Ltd.[2]	3,207,825	4,159,554
46,500	Start Today Co. Ltd.[2]	1,442,802	1,210,278
56,700	Takeda Pharmaceutical Co. Ltd.[2]	3,110,281	2,764,762
52,800	TechnoPro Holdings, Inc.[2]	2,155,152	3,186,828

Total Japan		27,548,496	36,864,183

Korea, Republic of (0.99%)
33,621	KB Financial Group, Inc.[2]	1,698,743	1,949,924

Mexico (1.22%)
3,085,000	Telesites SAB de CV1	2,215,861	2,406,232

Netherlands (4.54%)
47,372	argenx SE, ADR[1]	1,533,426	3,810,604
15,000	Cimpress NV1	1,425,283	2,320,500
45,000	InterXion Holding N.V.[1]	1,768,833	2,794,950

Total Netherlands		4,727,542	8,926,054

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Nigeria (0.19%)
1,501,886	Lekoil Ltd.[1]	$530,554	$371,911

Norway (1.80%)
69,500	Golar LNG Ltd.	1,257,385	1,901,520
725,000	Komplett Bank ASA[1,2]	1,652,379	1,638,352

Total Norway		2,909,764	3,539,872

Panama (0.48%)
7,300	Copa Holdings, S.A., Cl A	582,739	938,999

Russia (2.42%)
160,141	Sberbank of Russia PJSC, ADR[2]	2,358,706	2,991,016
44,500	Yandex N.V., Cl A1	1,411,947	1,755,525

Total Russia		3,770,653	4,746,541

Spain (2.49%)
14,600	Aena SME SA, 144A2	1,754,815	2,943,993
62,105	Industria de Diseño Textil SA2	1,947,051	1,952,496

Total Spain		3,701,866	4,896,489

Switzerland (2.38%)
34,567	Julius Baer Group Ltd.[2]	1,149,749	2,127,303
33,000	Landis & Gyr Group AG1,2	2,662,470	2,557,985

Total Switzerland		3,812,219	4,685,288

United Kingdom (4.53%)
185,000	Abcam plc[2]	1,253,919	3,212,990
42,000	Experian plc[2]	272,669	908,321
595,000	Horizon Discovery Group plc[1]	1,378,189	1,252,178
20,200	Intertek Group plc[2]	436,066	1,322,255
802,832	Tullow Oil plc[1,2]	2,088,972	2,213,176

Total United Kingdom		5,429,815	8,908,920

United States (2.80%)
28,000	Agilent Technologies, Inc.	639,432	1,873,200
23,000	Arch Capital Group Ltd.[1]	738,232	1,968,570
20,575	Worldpay, Inc. (formerly, Worldpay Group plc, 144A), Cl A1	1,605,529	1,658,972

Total United States		2,983,193	5,500,742

Total Common Stocks		122,985,375	174,028,599

Principal Amount		Cost	Value
Short Term Investments (10.71%)
$21,062,201	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2018, 0.28% due 4/2/2018; Proceeds at maturity – $21,062,856; (Fully collateralized by $21,915,000 U.S. Treasury Note, 2.25% due 11/15/2024; Market value – $21,486,518)[2]	$21,062,201	$21,062,201

Total Investments (99.24%)		$144,047,576	195,090,800

Cash and Other Assets Less Liabilities (0.76%)			1,501,646

Net Assets			$196,592,446

Retail Shares (Equivalent to $24.37 per share based on 2,359,914 shares outstanding)			$57,506,962

Institutional Shares (Equivalent to $24.68 per share based on 5,067,484 shares outstanding)			$125,073,950

R6 Shares (Equivalent to $24.68 per share based on 567,645 shares outstanding)			$14,011,534

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of Rule 144A securities amounted to $2,943,993 or 1.50% of net assets. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2018	Percentage of Net Assets
Information Technology	25.8%
Financials	14.7%
Health Care	11.2%
Industrials	11.1%
Consumer Discretionary	9.9%
Energy	5.7%
Consumer Staples	5.7%
Telecommunication Services	2.6%
Materials	1.8%
Cash and Cash Equivalents*	11.5%

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.73%)
Consumer Discretionary (35.25%)
	Casinos & Gaming (8.35%)
367,550	Boyd Gaming Corp.	$7,438,320	$11,710,143
1,093,700	MGM Resorts International	24,633,882	38,301,374
873,855	Penn National Gaming, Inc. [1]	25,427,352	22,947,432
417,701	Red Rock Resorts, Inc., Cl A	9,630,613	12,230,285

		67,130,167	85,189,234

	Home Furnishings (3.43%)
150,657	Mohawk Industries, Inc. [1]	19,484,029	34,985,568

	Home Improvement Retail (4.43%)
253,900	Home Depot, Inc.	21,822,291	45,255,136

	Homebuilding (3.10%)
10,000,000	Glenveagh Properties PLC, 144A (United Kingdom)[1,2]	12,165,974	13,657,992
306,100	Lennar Corp., Cl A	17,759,737	18,041,534

		29,925,711	31,699,526

	Hotels, Resorts & Cruise Lines (15.94%)
1,219,194	Extended Stay America, Inc.	22,900,537	24,103,465
446,700	Hilton Grand Vacations, Inc. [1]	11,240,260	19,217,034
295,875	Hilton Worldwide Holdings, Inc.	14,732,603	23,303,115
261,850	Hyatt Hotels Corp., Cl A	20,826,784	19,968,681
103,700	Marriott International, Inc., Cl A	7,610,256	14,101,126
438,940	Norwegian Cruise Line Holdings Ltd. [1,2]	16,463,154	23,250,652
116,200	Royal Caribbean Cruises Ltd. [2]	9,790,007	13,681,388
219,050	Wyndham Worldwide Corp.	18,310,375	25,065,892

		121,873,976	162,691,353

Total Consumer Discretionary		260,236,174	359,820,817

Financials (3.05%)
	Asset Management & Custody Banks (2.36%)
618,200	Brookfield Asset Management, Inc., Cl A [2]	15,201,584	24,109,800
	Thrifts & Mortgage Finance (0.69%)
249,450	Housing Development Finance Corp. Ltd. (India) [2,4]	6,648,633	7,026,530

Total Financials		21,850,217	31,136,330

Industrials (5.09%)
	Building Products (1.17%)
296,350	Masco Corp.	9,486,404	11,984,394

	Research & Consulting Services (1.76%)
49,400	CoStar Group, Inc. [1]	9,042,088	17,916,392

	Trading Companies & Distributors (2.16%)
232,834	Beacon Roofing Supply, Inc. [1]	10,494,867	12,356,500
125,551	SiteOne Landscape Supply, Inc. [1]	4,143,183	9,672,449

		14,638,050	22,028,949

Total Industrials		33,166,542	51,929,735

Shares		Cost	Value
Common Stocks (continued)
Information Technology (8.22%)
	Data Processing & Outsourced Services (0.53%)
196,468	GDS Holdings Ltd., ADR [1,2]	$5,108,168	$5,393,047

	Internet Software & Services (1.39%)
2,792,782	NEXTDC Ltd. (Australia)[1,2,4]	10,760,601	14,186,747

	IT Consulting & Other Services (6.30%)
1,034,950	InterXion Holding N.V. [1,2]	30,414,276	64,280,744

Total Information Technology		46,283,045	83,860,538

Materials (13.09%)
	Construction Materials (10.85%)
127,247	Eagle Materials, Inc.	13,160,921	13,112,803
198,950	Loma Negra Cia Industrial Argentina SA, ADR [1,2]	4,067,353	4,241,614
107,450	Martin Marietta Materials, Inc.	14,818,768	22,274,385
635,273	Summit Materials, Inc., Cl A [1]	17,918,932	19,236,067
453,900	Vulcan Materials Co.	55,545,440	51,821,763

		105,511,414	110,686,632

	Specialty Chemicals (2.24%)
58,400	The Sherwin-Williams Co.	14,734,427	22,899,808

Total Materials		120,245,841	133,586,440

Real Estate (28.21%)
	Hotel & Resort REITs (2.31%)
476,000	MGM Growth Properties LLC, Cl A	9,821,032	12,633,040
404,200	Park Hotels & Resorts, Inc.	11,517,592	10,921,484

		21,338,624	23,554,524

	Industrial REITs (2.33%)
243,250	Prologis, Inc.	12,228,999	15,322,317
294,750	Rexford Industrial Realty, Inc.	6,279,492	8,485,853

		18,508,491	23,808,170

	Office REITs (2.69%)
46,078	Boston Properties, Inc.	5,644,634	5,677,731
292,950	Douglas Emmett, Inc.	5,907,464	10,768,842
113,700	SL Green Realty Corp.	11,537,702	11,009,571

		23,089,800	27,456,144

	Real Estate Development (0.89%)
221,217	Forestar Group, Inc.[1]	5,108,689	4,678,740
395,600	Godrej Properties Ltd. (India)[1,2,4]	4,960,338	4,407,749

		10,069,027	9,086,489

	Real Estate Services (2.44%)
527,400	CBRE Group, Inc., Cl A1	10,875,086	24,903,828

	Residential REITs (1.39%)
623,500	Invitation Homes, Inc.	12,411,137	14,234,505

	Retail REITs (0.44%)
78,600	Taubman Centers, Inc.	4,845,584	4,473,126

	Specialized REITs (15.72%)
87,950	Alexandria Real Estate Equities, Inc.[3]	5,442,992	10,984,075
431,950	American Tower Corp.	40,729,448	62,779,613
148,215	Digital Realty Trust, Inc.	16,482,971	15,618,897
105,691	Equinix, Inc.	20,984,942	44,193,635
350,119	Gaming & Leisure Properties, Inc.	9,119,254	11,718,483
88,400	SBA Communications Corp.[1]	5,570,192	15,109,328

		98,329,799	160,404,031

Total Real Estate		199,467,548	287,920,817

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Telecommunication Services (0.82%)
	Integrated Telecommunication Services (0.82%)
312,400	Cellnex Telecom SA, 144A (Spain)[2,4]	$6,337,214	$8,351,672

Total Common Stocks		687,586,581	956,606,349

Principal Amount
Short Term Investments (6.47%)

$66,025,462	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2018, 0.28% due 4/2/2018; Proceeds at maturity – $66,027,516; (Fully collateralized by $68,690,000 U.S. Treasury Note, 2.25% due 11/15/2024; Market value – $67,346,973[4]	66,025,462	66,025,462

Total Investments (100.20%)		$753,612,043	1,022,631,811

Liabilities Less Cash and Other Assets (-0.20%)			(1,992,616)

Net Assets			$1,020,639,195

Retail Shares (Equivalent to $27.97 per share based on 13,607,259 shares outstanding)			$380,640,568

Institutional Shares (Equivalent to $28.39 per share based on 22,182,294 shares outstanding)			$629,771,406

R6 Shares (Equivalent to $28.39 per share based on 360,203 shares outstanding)			$10,227,221

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of Rule 144A securities amounted to $22,009,664 or 2.16% of net assets. These securities have been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.07%)
Argentina (3.30%)
571,452	Banco Macro SA, ADR	$53,567,601	$61,699,672
2,138,013	Loma Negra Cia Industrial Argentina SA, ADR[1]	45,645,580	45,582,437
3,636,840	YPF SA, ADR	74,987,737	78,628,481

Total Argentina		174,200,918	185,910,590

Brazil (7.05%)
7,879,026	B3 SA - Brasil Bolsa Balcao	38,825,355	63,696,619
5,737,711	Kroton Educacional SA	23,038,201	23,635,939
1,955,107	Pagseguro Digital Ltd., Cl A1	51,389,537	74,919,700
5,781,117	Petroleo Brasileiro SA, ADR[1]	63,109,340	81,744,995
15,237,138	Rumo SA1	59,188,268	60,691,019
3,457,958	Smiles Fidelidade SA	54,110,357	72,794,706
2,229,491	TOTVS SA	24,837,000	19,455,583

Total Brazil		314,498,058	396,938,561

China (31.80%)
1,127,374	Alibaba Group Holding Limited, ADR1	101,552,603	206,918,224
461,824	Baidu, Inc., ADR[1]	86,967,929	103,074,499
496,229	Bitauto Holdings Ltd., ADR[1]	12,336,682	10,495,243
107,739,460	China Construction Bank Corp., Cl H3	107,936,830	112,534,282
19,410,517	China Everbright Ltd.[3]	47,884,760	41,001,863
22,485,732	China Mengniu Dairy Co. Ltd.[3]	45,825,414	77,599,964
7,283,689	China Mobile Ltd.[3]	83,107,188	66,757,858
27,264,561	CSPC Pharmaceutical Group Ltd.[3]	64,386,497	73,491,960
24,973,346	Haitong Securities Co., Ltd., Cl H3	41,172,965	33,263,482
3,149,892	Han’s Laser Technology Industry Group Co. Ltd., Cl A3	25,154,168	26,733,808
10,426,230	Hangzhou Hikvision Digital Technology Co. Ltd., Cl A3	32,485,318	69,417,293
65,232,689	Industrial & Commercial Bank of China Ltd., Cl H3	55,951,432	56,849,352
13,949,727	Kangde Xin Composite Material Group Co. Ltd., Cl A [3]	47,794,807	43,456,403
52,315,166	Kingdee International Software Group Co. Ltd.[1,3]	19,626,592	53,290,091
8,816,211	Midea Group Co. Ltd., Cl A3	47,254,737	78,287,119
787,501	Momo, Inc., ADR[1]	27,447,016	29,436,787
5,547,486	Shenzhou International Group Holdings Ltd.[3]	27,171,104	58,774,825
44,872,577	Sino Biopharmaceutical Ltd.[3]	39,069,564	89,179,403
12,328,950	Sinopharm Group Co. Ltd., Cl H	50,325,553	61,737,828
2,471,592	Sunny Optical Technology Group Co., Ltd.[3]	5,616,531	46,377,699
2,005,601	TAL Education Group, ADR[1]	8,796,528	74,387,741
4,012,931	Tencent Holdings Ltd.[3]	98,445,259	215,412,283
129,167,369	Tongda Group Holdings Ltd.[3]	33,636,835	24,882,380
70,176,312	WH Group Limited, 144A3	60,912,153	75,192,919
3,796,348	Yunnan Baiyao Group Co. Ltd., Cl A3	57,429,277	60,379,735

Total China		1,228,287,742	1,788,933,041

Shares		Cost	Value
Common Stocks (continued)
Hong Kong (1.51%)
40,727,380	Man Wah Holdings Ltd.[3]	$21,387,796	$32,484,104
8,884,950	Techtronic Industries Co. Ltd.[3]	38,822,214	52,146,534
2,879,303	Tongda Hong Tai Holdings Ltd.[1]	901,617	572,328

Total Hong Kong		61,111,627	85,202,966

India (17.76%)
797,320	Britannia Industries Ltd.[3]	48,738,818	61,026,801
12,759,079	Coal India Ltd.[3]	65,110,927	55,680,408
2,769,049	Divi’s Laboratories Ltd.[3]	31,071,497	46,654,414
9,095,642	Edelweiss Financial Services Ltd.[3]	25,762,329	33,547,560
11,295,397	Exide Industries Ltd.[3]	31,094,370	38,957,871
3,333,817	Housing Development Finance Corp. Ltd.[3]	78,503,074	93,907,254
20,302,025	JM Financial Ltd.[3]	38,207,252	40,692,962
11,920,711	JSW Steel Ltd.[3]	54,233,007	53,151,113
4,262,883	Kotak Mahindra Bank Ltd.[3]	55,505,992	68,841,509
5,688,184	Manpasand Beverages Ltd.[3]	31,766,287	32,566,647
581,435	Maruti Suzuki India Ltd.[3]	50,102,571	79,435,655
4,918,339	Max Financial Services Ltd.[1,3]	47,750,084	34,344,813
5,978,957	Motherson Sumi Systems Ltd.[3]	19,362,345	28,730,747
783,322	PVR Ltd.[3]	6,712,063	14,676,901
5,197,490	SBI Life Insurance Co. Ltd., 144A1,3	56,026,192	54,185,231
4,184,240	Sun TV Network Ltd.[3]	42,156,684	54,909,915
2,065,623	Tata Chemicals Ltd.[3]	23,112,661	21,599,323
4,312,609	Tata Communications Ltd.[3]	45,149,321	41,319,563
19,110,656	Tata Global Beverages Ltd.[3]	76,358,150	76,614,109
2,000,000	Titan Co. Ltd.[3]	28,279,417	29,041,328
3,318,371	Vakrangee Ltd.[3]	16,528,763	11,552,656
3,103,745	Zee Entertainment Enterprises Ltd.[3]	15,418,441	27,550,197

Total India		886,950,245	998,986,977

Indonesia (0.89%)
34,664,845	PT Bank Negara Indonesia (Persero) Tbk[3]	14,992,467	21,952,980
11,170,505	PT Sarana Menara Nusantara Tbk.	3,627,232	2,904,697
61,902,105	PT Tower Bersama Infrastructure Tbk [3]	31,519,830	25,106,819

Total Indonesia		50,139,529	49,964,496

Korea, Republic of (6.62%)
2,018,856	KB Financial Group, Inc.[3]	93,044,239	117,088,031
2,265,000	KIA Motors Corp.[3]	70,655,177	67,850,007
54,900	Samsung Electronics Co., Ltd.[3]	83,098,616	128,272,535
387,314	Samsung Life Insurance Co., Ltd.[3]	39,718,428	42,186,954
395,381	Shinhan Financial Group Co., Ltd.[3]	15,366,825	16,866,666

Total Korea, Republic of		301,883,285	372,264,193

Malaysia (1.25%)
95,334,691	My EG Services Bhd[3]	41,620,904	70,352,294

Mexico (4.14%)
732,825	Fomento Económico Mexicano, S.A.B. de C.V., ADR	69,054,927	67,002,190
2,436,429	GRUMA S.A.B. de C.V., Cl B	34,507,353	27,902,339
12,904,961	Grupo Lala S.A.B. de C.V.	25,092,955	17,589,930
13,020,044	Infraestructura Energetica Nova S.A.B. de C.V.	63,103,269	63,531,799
22,599,632	Wal-Mart de Mexico S.A.B de C.V.	52,698,328	57,182,787

Total Mexico		244,456,832	233,209,045

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Nigeria (0.14%)
32,618,323	Lekoil Ltd.[1,2]	$14,881,766	$8,077,263

Panama (0.93%)
404,671	Copa Holdings, S.A., Cl A	24,269,161	52,052,831

Philippines (1.91%)
61,098,665	Ayala Land, Inc.[3]	47,951,595	48,349,896
16,785,436	BDO Unibank, Inc.[3]	36,931,217	45,010,402
138,168,735	Metro Pacific Investments Corp.[3]	15,125,466	13,932,445

Total Philippines		100,008,278	107,292,743

Russia (4.00%)
7,504,086	Sberbank of Russia PJSC, ADR [3]	93,555,497	140,156,771
2,153,815	Yandex N.V., Cl A1	45,648,580	84,968,001

Total Russia		139,204,077	225,124,772

South Africa (4.64%)
2,698,991	Bid Corp. Ltd.[3]	55,432,340	58,568,479
4,551,367	Bidvest Group Ltd.[3]	56,711,450	86,371,330
9,775,089	FirstRand Ltd.[3]	37,356,512	55,236,619
1,173,641	Sasol Ltd.[3]	39,319,847	40,040,106
614,897	Sasol Ltd., ADR	19,982,671	20,924,945

Total South Africa		208,802,820	261,141,479

Taiwan, Province of China (5.57%)
6,302,879	Delta Electronics, Inc.[3]	32,945,978	28,381,987
2,418,700	Eclat Textile Co., Ltd.[3]	27,862,697	28,436,038
20,024,640	Far EasTone Telecommunications Co., Ltd.[3]	46,484,838	53,015,629
2,734,065	Ginko International Co., Ltd.[3]	35,207,657	20,494,144
5,846,936	Makalot Industrial Co. Ltd.[3]	27,633,092	27,768,595
15,012,000	Taiwan Mobile Co., Ltd.[3]	53,191,080	56,267,063
2,263,035	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	56,179,036	99,030,412

Total Taiwan, Province of China		279,504,378	313,393,868

Thailand (0.67%)
1,873,829	Bangkok Bank PCL, Cl F3	11,634,103	12,877,980
3,872,664	Bangkok Bank PCL, NVDR [3]	20,554,524	24,603,554

Total Thailand		32,188,627	37,481,534

United Kingdom (0.89%)
18,082,806	Tullow Oil plc[1,3]	46,396,620	49,849,075

Total Common Stocks		4,148,404,867	5,236,175,728

Preferred Stocks (0.01%)
India (0.01%)
2,478,672	Zee Entertainment Enterprises Ltd., 6.00% due 3/5/2022	300,524	286,549

Principal Amount		Cost	Value
Short Term Investments (5.99%)
$ 337,122,773	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2018, 0.28% due 4/2/2018; Proceeds at maturity – $337,133,261; (Fully collateralized by $350,725,000 U.S. Treasury Note, 2.25% due 11/15/2024; Market value – $343,867,625)[3]	$337,122,773	$337,122,773

Total Investments (99.07%)		$4,485,828,164	5,573,585,050

Cash and Other Assets Less Liabilities (0.93%)			52,591,709

Net Assets			$5,626,176,759

Retail Shares (Equivalent to $15.45 per share based on 78,562,801 shares outstanding)			$1,213,763,443

Institutional Shares (Equivalent to $15.50 per share based on 284,187,069 shares outstanding)			$4,405,222,854

R6 Shares (Equivalent to $15.51 per share based on 463,609 shares outstanding)			$7,190,462

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	See Note 6 regarding “Affiliated” companies.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
144A	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of Rule 144A securities amounted to $129,378,150 or 2.30% of net assets. These securities have been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2018	Percentage of Net Assets
Information Technology	22.7%
Financials	21.0%
Consumer Discretionary	14.0%
Consumer Staples	9.8%
Health Care	6.3%
Energy	4.9%
Telecommunication Services	4.4%
Industrials	4.0%
Materials	4.0%
Utilities	1.1%
Real Estate	0.9%
Cash and Cash Equivalents*	6.9%

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.83%)
Consumer Discretionary (6.73%)
	Automobile Manufacturers (6.73%)
14,100	Tesla, Inc. [1]	$3,242,964	$3,752,433

Energy (73.84%)
	Oil & Gas Equipment & Services (11.89%)
70,000	Cactus, Inc. [1]	1,330,000	1,885,100
48,296	Halliburton Co.	1,807,731	2,267,014
15,000	Liberty Oilfield Services, Inc., Cl A [1]	255,000	253,350
68,100	NCS Multistage Holdings, Inc. [1]	1,195,067	1,021,500
32,300	Select Energy Services, Inc. [1]	581,907	407,626
31,100	U.S. Silica Holdings, Inc.	802,962	793,672

		5,972,667	6,628,262

	Oil & Gas Exploration & Production (39.10%)
27,700	Concho Resources, Inc. [1]	2,562,343	4,164,141
17,700	Devon Energy Corp.	589,732	562,683
296,300	Encana Corp. [2]	1,896,724	3,259,300
14,768	EOG Resources, Inc.	1,128,903	1,554,628
20,834	EQT Corp.	506,264	989,823
1,823,454	Lekoil Ltd. (Nigeria)[1,2]	571,211	451,541
15,100	Newfield Exploration Co. [1]	387,805	368,742
141,700	Parsley Energy, Inc., Cl A [1]	2,266,637	4,107,883
101,400	RSP Permian, Inc. [1]	2,281,789	4,753,632
107,500	WPX Energy, Inc. [1]	1,293,266	1,588,850

		13,484,674	21,801,223

	Oil & Gas Refining & Marketing (5.65%)
19,700	Andeavor	1,636,308	1,981,032
12,600	Valero Energy Corporation	710,257	1,168,902

		2,346,565	3,149,934

	Oil & Gas Storage & Transportation (17.20%)
83,500	Energy Transfer Equity L.P.	516,197	1,186,535
100,935	Golar LNG Ltd. [2]	1,887,578	2,761,582
26,900	MPLX LP	830,409	888,776
38,138	Noble Midstream Partners LP	858,105	1,778,375
108,800	Sanchez Midstream Partners LP	1,196,800	1,126,080
26,300	Targa Resources Corp.	661,209	1,157,200
19,600	Valero Energy Partners LP	622,094	694,428

		6,572,392	9,592,976

Total Energy		28,376,298	41,172,395

Industrials (4.71%)
	Heavy Electrical Equipment (4.71%)
49,600	Siemens Gamesa Renewable Energy SA (Spain)[2,5]	698,394	797,218
81,600	TPI Composites, Inc. [1]	1,398,367	1,831,920

Total Industrials		2,096,761	2,629,138

Information Technology (6.18%)
	Application Software (4.67%)
33,000	Aspen Technology, Inc. [1]	1,261,532	2,603,370

	Electronic Equipment & Instruments (1.51%)
10,850	Landis & Gyr Group AG (Switzerland)[1,2,5]	887,151	841,034

Total Information Technology		2,148,683	3,444,404

Shares		Cost	Value
Common Stocks (continued)
Materials (3.65%)
	Specialty Chemicals (3.65%)
333,539	Flotek Industries, Inc.[1]	$3,663,555	$2,034,588

Utilities (1.72%)
	Gas Utilities (1.72%)
197,066	Infraestructura Energetica Nova S.A.B. de C.V. (Mexico)[2]	827,878	961,591

Total Common Stocks		40,356,139	53,994,549

Private Common Stocks (2.86%)
Energy (2.86%)

	Oil & Gas Equipment & Services (2.86%)
127,500	Gravity Oilfield Services, In., CI A, 144A1,3,4,6	1,498,125	1,597,575

Total Investments (99.69%)		$41,854,264	55,592,124

Cash and Other Assets Less Liabilities (0.31%)			173,125

Net Assets			$55,765,249

Retail Shares (Equivalent to $8.03 per share based on 4,552,026 shares outstanding)			$36,548,724

Institutional Shares (Equivalent to $8.16 per share based on 2,292,633 shares outstanding)			$18,702,186

R6 Shares (Equivalent to $8.15 per share based on 63,086 shares outstanding)			$514,339

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2018, the market value of restricted and fair valued securities amounted to $1,597,575 or 2.86 % of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
144A	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of Rule 144A securities amounted to $1,597,575 or 2.86% of net assets. This security is not deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.33%)
Argentina (3.32%)
61,000	Bolsas y Mercados Argentinos SA1,2	$1,107,742	$1,204,536
22,747	Globant SA1	938,318	1,172,381

Total Argentina		2,046,060	2,376,917

Brazil (2.14%)
39,943	Pagseguro Digital Ltd., Cl A1	1,000,699	1,530,616

Canada (4.01%)
4,240	Constellation Software, Inc.	2,299,292	2,876,855

China (13.35%)
19,200	Alibaba Group Holding Ltd., ADR[1]	2,078,659	3,523,968
7,630	Baidu, Inc., ADR[1]	1,628,600	1,702,940
26,711	Ctrip.com International Ltd., ADR[1]	1,106,980	1,245,267
40,203	JD.com, Inc., ADR[1]	1,636,518	1,627,819
39,624	TAL Education Group, ADR[1]	213,311	1,469,654

Total China		6,664,068	9,569,648

India (9.41%)
14,014	HDFC Bank Ltd., ADR	1,299,168	1,384,163
105,600	Housing Development Finance Corp. Limited[2]	2,854,644	2,974,550
398,000	JM Financial Ltd.[2]	876,273	797,743
98,500	Kotak Mahindra Bank Ltd.[2]	1,579,636	1,590,681

Total India		6,609,721	6,747,137

Israel (3.41%)
23,590	Mellanox Technologies Ltd.[1]	1,201,131	1,718,532
9,095	Wix.com Ltd.[1]	663,850	723,507

Total Israel		1,864,981	2,442,039

Japan (4.30%)
4,700	FANUC Corp. [2]	1,059,715	1,209,559
3,000	KEYENCE CORPORATION [2]	1,769,267	1,873,974

Total Japan		2,828,982	3,083,533

Netherlands (4.78%)
26,337	argenx SE, ADR[1]	777,753	2,118,548
6,597	ASML Holding N.V. [2]	861,118	1,308,142

Total Netherlands		1,638,871	3,426,690

South Africa (7.43%)
21,775	Naspers Limited, Cl N [2]	5,360,091	5,328,623

Taiwan, Province of China (1.94%)
31,732	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,240,063	1,388,592

United States (43.24%)
30,948	Activision Blizzard, Inc.	2,191,811	2,087,752
14,769	Aerie Pharmaceuticals, Inc.[1]	650,161	801,218
2,753	Alphabet Inc., Cl C1	2,411,829	2,840,518
2,466	Amazon.com, Inc.[1]	1,476,123	3,569,140
6,652	AnaptysBio, Inc.[1]	771,121	692,340
28,069	AxoGen, Inc.[1]	628,709	1,024,519
439	Booking Holdings, Inc. (formerly, The Priceline Group, Inc.)[1]	627,992	913,291
10,601	Cboe Global Markets, Inc.	1,147,878	1,209,574
32,413	Cloudera, Inc.[1]	536,994	699,473
21,371	Dropbox, Inc., Cl A1	448,791	667,844
23,239	EPAM Systems, Inc.[1]	2,077,122	2,661,330
10,749	Facebook, Inc., Cl A1	1,056,606	1,717,583

Shares		Cost	Value
Common Stocks (continued)
United States (continued)
79,669	Gemphire Therapeutics, Inc.[1]	$686,658	$518,645
5,262	Illumina, Inc.[1]	786,871	1,244,042
18,540	Okta, Inc.[1]	390,056	738,819
9,277	Sage Therapeutics, Inc.[1]	898,178	1,494,246
16,355	Splunk, Inc.[1]	1,271,910	1,609,169
15,699	Take-Two Interactive Software, Inc.[1]	1,570,590	1,535,048
1,892	Tesla, Inc.[1]	530,816	503,518
13,912	Varonis Systems, Inc.[1]	405,714	841,676
14,134	Veeva Systems, Inc., Cl A1	896,946	1,032,065
16,098	Worldpay, Inc., Cl A1	1,158,613	1,323,900
72,963	Yext, Inc.[1]	949,341	922,982
12,506	Zscaler, Inc.[1]	200,096	351,043

Total United States		23,770,926	30,999,735

Total Common Stocks		55,323,754	69,770,385

Principal Amount
Short Term Investments (4.14%)
Repurchase Agreement (4.14%)
$ 2,968,675	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2018, 0.28% due 4/2/2018; Proceeds at maturity – $2,968,768; (Fully collateralized by $3,090,000 U.S. Treasury Note, 2.25% due 11/15/2024; Market value – $3,029,584)[2]	2,968,675	2,968,675

Total Investments (101.47%)		$58,292,429	72,739,060

Liabilities Less Cash and Other Assets (-1.47%)			(1,051,821)

Net Assets			$71,687,239

Retail Shares (Equivalent to $21.98 per share based on 1,541,131 shares outstanding)			$33,868,937

Institutional Shares (Equivalent to $22.22 per share based on 1,513,459 shares outstanding)			$33,622,017

R6 Shares (Equivalent to $22.23 per share based on 188,787 shares outstanding)			$4,196,285

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2018	Percentage of Net Assets
Information Technology	50.0%
Consumer Discretionary	20.4%
Financials	12.8%
Health Care	12.4%
Industrials	1.7%
Cash and Cash Equivalents*	2.7%

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Income Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2018 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.99%)

Consumer Discretionary (8.89%)
	Advertising (0.98%)
729	JC Decaux SA (France)[2,4]	$29,751	$25,351

	Casinos & Gaming (4.01%)
2,581	MGM Resorts International	86,860	90,387
495	Penn National Gaming, Inc.[1]	13,041	12,999

		99,901	103,386

	Hotels, Resorts & Cruise Lines (3.90%)
5,095	Extended Stay America, Inc.	100,403	100,728

Total Consumer Discretionary		230,055	229,465

Real Estate (85.10%)
	Diversified Real Estate Activities (1.51%)
2,733	Five Point Holdings LLC, Cl A1	39,143	38,973

	Diversified REITs (1.45%)
24,794	Fibra Uno Administracion SA de CV (Mexico)[2]	37,372	37,368

	Hotel & Resort REITs (11.16%)
4,175	Host Hotels & Resorts, Inc.	82,503	77,822
1,518	MGM Growth Properties LLC, Cl A	43,859	40,288
3,389	Park Hotels & Resorts, Inc.	97,840	91,571
1,170	Pebblebrook Hotel Trust	43,788	40,189
2,499	Sunstone Hotel Investors, Inc.	41,725	38,035

		309,715	287,905

	Industrial REITs (10.76%)
3,439	Americold Realty Trust	58,030	65,616
683	DCT Industrial Trust, Inc.	39,911	38,480
1,577	Duke Realty Corp.	41,221	41,759
1,488	Prologis, Inc.	95,748	93,729
1,325	Rexford Industrial Realty, Inc.	38,747	38,147

		273,657	277,731

	Office REITs (12.59%)
516	Boston Properties, Inc.	65,868	63,582
686	Douglas Emmett, Inc.	28,393	25,217

1,666	Hudson Pacific Properties, Inc.	53,915	54,195
770	Kilroy Realty Corp.	56,141	54,639
755	SL Green Realty Corp.	75,359	73,107
807	Vornado Realty Trust	61,530	54,311

		341,206	325,051

	Real Estate Operating Companies (3.05%)
4,522	Kennedy-Wilson Holdings, Inc.	80,429	78,683

	Residential REITs (11.07%)
643	American Homes 4 Rent, Cl A	13,233	12,911
324	AvalonBay Communities, Inc.	53,373	53,285
488	Equity LifeStyle Properties, Inc.	42,894	42,832
633	Equity Residential	37,964	39,005
89	Essex Property Trust, Inc.	21,503	21,421
3,221	Invitation Homes, Inc.	75,529	73,535
467	Sun Communities, Inc.	42,633	42,670

		287,129	285,659

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)

	Retail REITs (4.06%)
1,157	GGP, Inc.	$27,070	$23,672
269	Simon Property Group, Inc.	45,535	41,520
697	Taubman Centers, Inc.	42,895	39,667

		115,500	104,859

	Specialized REITs (29.45%)
228	Alexandria Real Estate Equities, Inc.[3]	29,760	28,475
1,446	American Tower Corp.	205,187	210,161
824	Crown Castle International Corp.	90,421	90,319
124	CyrusOne, Inc.	7,294	6,350
1,161	Digital Realty Trust, Inc.	128,106	122,346
336	Equinix, Inc.	150,876	140,495
1,040	Gaming & Leisure Properties, Inc.	38,233	34,809
395	Lamar Advertising Co., Cl A	28,912	25,146
1,303	Rayonier, Inc.	41,551	45,839
1,605	Weyerhaeuser Co.	56,522	56,175

		776,862	760,115

Total Real Estate		2,261,013	2,196,344

Total Common Stocks		2,491,068	2,425,809

Principal Amount
Short Term Investments (4.36%)
$112,528	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2018, 0.28% due 4/2/2018; Proceeds at maturity – $112,531; (Fully collateralized by $120,000 U.S. Treasury Note, 2.25% due 11/15/2024; Market value – $117,654)[4]	112,528	112,528

Total Investments (98.35%)		$2,603,596	2,538,337

Cash and Other Assets Less Liabilities (1.65%)			42,633

Net Assets			$2,580,970

Retail Shares (Equivalent to $9.39 per share based on 38,119 shares outstanding)			$358,001

Institutional Shares (Equivalent to $9.40 per share based on 207,525 shares outstanding)			$1,951,233

R6 Shares (Equivalent to $9.41 per share based on 28,888 shares outstanding)			$271,736

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Funds	March 31, 2018

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Trust currently offers nine series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Income Fund and Baron WealthBuilder Fund, which are non-diversified; and Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Energy and Resources Fund and Baron Global Advantage Fund, which are diversified. Baron WealthBuilder Fund is presented in a separate Report. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Energy and Resources Fund invests its assets primarily in U.S. and non-U.S. energy and resources companies and related companies and energy and resources master limited partnerships (“MLPs”) of any market capitalization. Baron Real Estate Income Fund invests its assets in U.S. and non-U.S. real estate income-producing securities and other real estate securities.

Each Fund offers Retail Shares, Institutional Shares and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at the NAV Calculation Time, except under the circumstances described below. Most foreign markets close before the NAV Calculation Time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at the NAV Calculation Time. As a result, the Adviser may use a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At March 31, 2018, the Funds did not have any securities on loan.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by ASU No. 2011-11 for the Funds’ investments in repurchase agreements at March 31, 2018, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

f) Fund Diversification and Concentration. Certain of the Funds hold non-diversified or concentrated portfolios that may contain fewer securities or invest in fewer industries than the portfolios of other mutual funds. This may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments or of a particular industry. Additionally, non-diversified funds may encounter difficulty liquidating securities.

Baron Funds	March 31, 2018

3. RESTRICTED SECURITIES

At March 31, 2018, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2018, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$41,034,246
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017	50,689,315
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	197,058

Total Restricted Securities:		$91,920,619

(Cost $76,000,006 )† (4.57% of Net Assets)

	Baron Focused Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$3,861,930
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017	4,827,616

Total Restricted Securities:		$8,689,546

(Cost $7,199,955)† (4.45% of Net Assets)

	Baron Energy and Resources Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Gravity Oilfield Services, Inc., Cl A 144A	2/15/2017	$1,597,575

(Cost $1,498,125) (2.86% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•	Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);
•	Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron Funds	March 31, 2018

The following is a summary of the inputs used as of March 31, 2018 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,404,878,376	$—	$—	$2,404,878,376
Private Common Stocks	—	—	41,034,246	41,034,246
Private Partnerships	—	—	197,058	197,058
Private Preferred Stocks	—	—	50,689,315	50,689,315

Total Investments	$2,404,878,376	$—	$91,920,619	$2,496,798,995

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended March 31, 2018.

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$176,694,657	$—	$—	$176,694,657
Private Common Stocks	—	—	3,861,930	3,861,930
Private Preferred Stocks	—	8,616,274	4,827,616	13,443,890
Short Term Investments	—	1,038,348	—	1,038,348

Total Investments	$176,694,657	$9,654,622	$8,689,546	$195,038,825

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended March 31, 2018.

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$64,106,580	$109,922,019	$—	$174,028,599
Short Term Investments	—	21,062,201	—	21,062,201

Total Investments	$64,106,580	$130,984,220	$—	$195,090,800

$97,647,977 was transferred out of Level 1 into Level 2 at March 31, 2018 as a result of adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$922,633,651	$33,972,698	$—	$956,606,349
Short Term Investments	—	66,025,462	—	66,025,462

Total Investments	$922,633,651	$99,998,160	$—	$1,022,631,811

$29,564,949 was transferred out of Level 1 into Level 2 at March 31, 2018 as a result of adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

†	See Schedules of Investments for additional detailed categorizations.

Baron Funds	March 31, 2018

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,570,638,995	$3,665,536,733	$—	$5,236,175,728
Preferred Stocks	286,549	—	—	286,549
Short Term Investments	—	337,122,773	—	337,122,773

Total Investments	$1,570,925,544	$4,002,659,506	$—	$5,573,585,050

$84,326,958 was transferred out of Level 2 into Level 1 at March 31, 2018 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. $3,019,527,677 was transferred out of Level 1 into Level 2 at March 31, 2018 as a result of adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

	Baron Energy and Resources Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$52,356,297	$1,638,252	$—	$53,994,549
Private Common Stocks	—	—	1,597,575	1,597,575

Total Investments	$52,356,297	$1,638,252	$1,597,575	$55,592,124

$1,638,252 was transferred out of Level 1 into Level 2 at March 31, 2018 as a result of adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

	Baron Global Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$53,482,577	$16,287,808	$—	$69,770,385
Short Term Investments	—	2,968,675	—	2,968,675

Total Investments	$53,482,577	$19,256,483	$—	$72,739,060

$15,083,272 was transferred out of Level 1 into Level 2 at March 31, 2018 as a result of adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

	Baron Real Estate Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,400,458	$25,351	$—	$2,425,809
Short Term Investments	—	112,528	—	112,528

Total Investments	$2,400,458	$137,879	$—	$2,538,337

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended March 31, 2018.

†	See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2017	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales / Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2018	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2018
Private Common Stocks
Industrials	$34,654,835	$—	$—	$6,379,411	$—	$—	$—	$—	$41,034,246	$6,379,411
Private Preferred Stocks
Industrials	42,808,873	—	—	7,880,442	—	—	—	—	50,689,315	7,880,442
Private Partnerships
Financials	735,176	—	1,518,524	(538,118)	—	(1,518,524)	—	—	197,058	(538,118)

Total	$78,198,884	$—	$1,518,524	$13,721,735	$—	$(1,518,524)	$—	$—	$91,920,619	$13,721,735

	Baron Focused Growth Fund
Investments in Securities	Balance as of December 31, 2017	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2018	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2018
Private Common Stocks
Industrials	$3,261,533	$—	$—	$600,397	$—	$—	$—	—	$3,861,930	$600,397
Private Preferred Stocks
Industrials	4,077,088	—	—	750,528	—	—	—	—	4,827,616	750,528

Total	$7,338,621	$—	$—	$1,350,925	$—	$—	$—	$—	$8,689,546	$1,350,925

	Baron Energy and Resources Fund
Investments in Securities	Balance as of December 31, 2017	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2018	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2018
Private Common Stocks
Energy	$1,721,250	$—	$—	$(123,675)	$—	$—	$—	$—	$1,597,575	$(123,675)

Baron Funds	March 31, 2018

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of March 31, 2018 were as follows:

Baron Partners Fund
Sector	Company	Fair Value as of March 31, 2018	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2018	Range used on March 31, 2018
Private Common Stocks and Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$91,723,561	Combination of recent transactions, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	1.46%	(5.01)% - 2.98%
				Discount for lack of marketability	2.81%	2.81%
				Estimated volatility of the returns of equity[3]	24.55%	15.02% - 72.28%

Baron Focused Growth Fund
Sector	Company	Fair Value as of March 31, 2018	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2018	Range used on March 31, 2018
Private Common Stocks and Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$8,689,546	Combination of recent transactions, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	1.46%	(5.01)% - 2.98%
				Discount for lack of marketability	2.81%	2.81%
				Estimated volatility of the returns of equity[3]	24.55%	15.02% - 72.28%

Baron Energy and Resources Fund
Sector	Company	Fair Value as of March 31, 2018	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2018	Range used on March 31, 2018
Private Common Stocks: Energy	Gravity Oilfield Services, Inc.	$1,597,575	Combination of scenario analysis, current value via comparable companies, and option-pricing methods	EV/EBITDA Multiple[1]	6.21x	5.25x - 6.91x
				Scenario Probabilities	16.67%	5% - 45%
				Change in the composite equity index of comparable companies	5.15%	2.06% - 7.69%
				Discount for lack of marketability	13.81%	10.98% - 17.69%
				Estimated volatility of the returns of equity[2]	50.56%	50.06% - 51.71%

[1]	The multiple was derived as a simple average of the multiples of comparable companies.
[2]	The volatility was calculated as a weighted-average of the volatilities used in six valuation scenarios. Each scenario’s volatility was calculated as the simple average of the volatilities of comparable companies.
[3]	The volatility was calculated as a weighted-average of the volatilities used for the two business segments of the company. Each business segment’s volatility was calculated as the simple average volatilities of comparable companies relevant to that business segment.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

Baron Funds	March 31, 2018

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of March 31, 2018, the components of net assets on a tax basis were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund	Baron Energy and Resources Fund	Baron Global Advantage Fund	Baron Real Estate Income Fund
Cost of investments	$1,305,488,530	$110,010,432	$144,047,576	$753,612,043	$4,485,828,164	$41,854,264	$58,292,429	$2,603,596

Gross tax unrealized appreciation	$1,197,421,731	$85,969,708	$53,821,430	$279,472,894	$1,229,075,086	$16,008,233	$15,005,379	$22,598
Gross tax unrealized depreciation	(6,111,266)	(941,315)	(2,778,206)	(10,453,126)	(141,318,200)	(2,270,373)	(558,748)	(87,857)

Net tax unrealized appreciation (depreciation)	$1,191,310,465	$85,028,393	$51,043,224	$269,019,768	$1,087,756,886	$13,737,860	$14,446,631	$(65,259)

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

Baron Emerging Markets Fund
Name of Issuer	Value at December 31, 2017	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2018	Value at March 31, 2018	% of Net Assets at March 31, 2018
“Affiliated” Company as of March 31, 2018:
Lekoil Ltd.	$7,156,444	$—	$—	$920,819	$—	$—	32,618,323	$8,077,263	0.14%

[1]	An “Affiliated” Company (“affiliated person” as defined in the 1940 Act) is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended March 31, 2018.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	May 25, 2018